Segment Reporting	12 Months Ended
Dec. 31, 2010
Segment Reporting
34.	Segment Reporting

For management reporting purposes, the Group’s business segment results are reported to management under Korean GAAP. The Group is organized into seven major business segments: retail banking, corporate banking, treasury and international business, other banking services, securities brokerage services, credit card and life insurance. The Group’s reportable segments are based on the nature of the products and services provided, the type or class of customers, and the Group’s management organization, and provide the basis on which the Group reports its primary segment information:

•

Retail banking — Activities within this segment include savings and demand deposits, consumer loans and mortgages of individual customers and sole proprietors with lending limits of (Won)1,000 million or less.

•

Corporate banking — Activities within this segment include loans, overdrafts, other credit facilities, deposits in foreign currencies and other foreign currency activities. The corporate banking segment’s assets and liabilities are mainly from transactions with customers including small and medium sized private companies, publicly traded enterprises and sole proprietors with lending limits greater than (Won)1,000 million.

•

Treasury and international business — Activities within this segment include Shinhan Bank’s internal asset and liability management, proprietary trading in securities and derivatives, proprietary investment in security portfolios using Shinhan Bank’s capital, and international business.

•	Other banking services — Activities within this segment include Shinhan Bank’s impaired loan management, administration of Shinhan Bank, and trust account management services.

•

Securities brokerage services — Activities within this segment include a full range of brokerage services, investment advice and financial planning to retail customers, and various investment banking services to corporate customers conducted through Shinhan Investment Corp. (formerly Good Morning Shinhan Securities).

•

Credit card — Activities within this segment include processing domestic as well as overseas credit and debit card operations conducted through Shinhan Card. The credit card segment’s assets and liabilities are mainly from transactions with individual or corporate cardholders and card merchants.

•

Life insurance — Activities within this segment include Shinhan Life Insurance’s providing life-insurance products and financial consulting services, by various sales distributions such as FC, TM, CM and Bancasurance (bank alliances including Shinhan Bank), which meet the needs of individual and group customers who want health insurance, whole life insurance and pension plan, etc.

Other services of the Group are comprised of activities of the holding company and other subsidiaries such as Jeju Bank and Shinhan Capital, none of which constitutes a separately reportable segment.

Operating revenue and expense and interest revenue and expense, related to both third party and intersegment transactions, are included in determining the operating earnings of each respective segment. The provision for income tax is comprised of corporate income tax and resident tax surcharges. Income tax expenses are allocated to the respective segment based upon performance.

Transactions between the business segments are reflected on terms established by management.

Geographic segment disclosures have been excluded as assets and revenues attributable to external customers in foreign countries are not significant.

The following table sets forth information about reporting segments as of and for the years ended December 31:

	2008
	Shinhan Bank
	Retail Banking		Corporate Banking		Treasury & International Business		Other Banking Services		Securities Brokerage Services(1)		Credit Card(2)
	(In millions of Won)
Net interest income	(Won)	2,309,914	(Won)	2,476,414	(Won)	(578,185)	(Won)	134,540	(Won)	184,408	(Won)	2,958,371
Non-interest income		1,999,084		5,339,037		27,961,314		2,773,492		1,531,926		631,799

Total revenues		4,308,998		7,815,451		27,383,129		2,908,032		1,716,334		3,590,170
Provision (reversal) for credit losses		361,749		326,219		(3,660)		244,541		29,009		43,110
Non-interest expense		2,718,954		5,426,404		27,940,895		3,261,292		1,463,084		2,159,435
Depreciation and amortization		105,439		4,650		1,607		124,384		14,832		63,250

Net income (loss) before tax		1,122,856		2,058,178		(555,713)		(722,185)		209,409		1,324,375
Income tax expense (benefit)		309,441		74,099		(51,527)		124,396		53,108		383,800

Net income attributable to noncontrolling interest		—		—		—		—		—		—

Net income (loss) attributable to the Group		813,415		1,984,079		(504,186)		(846,581)		156,301		940,575
US GAAP adjustments		(53,561)		(480,122)		149,673		(8,694)		(15,169)		(503,266)
Intersegment transactions		24,855		(416,592)		(2,033)		9,177		(9,375)		248,781

Net income (loss) attributable to the Group	(Won)	784,709	(Won)	1,087,365	(Won)	(356,546)	(Won)	(846,098)	(Won)	131,757	(Won)	686,090

Segments’ total assets	(Won)	84,746,067	(Won)	46,860,042	(Won)	50,672,104	(Won)	31,290,886	(Won)	7,315,710	(Won)	17,051,579

	2008
	Life Insurance		Other		Subtotal before Elimination		US GAAP Adjustments		Inter- Segment Transactions(3)		Total
	(In millions of Won)
Net interest income	(Won)	357,085	(Won)	(500,365)	(Won)	7,342,182	(Won)	(1,528,543)	(Won)	(34,267)	(Won)	5,779,372
Non-interest income		2,505,032		5,028,456		47,770,140		(42,109,891)		(1,088,832)		4,571,417

Total revenues		2,862,117		4,528,091		55,112,322		(43,638,434)		(1,123,099)		10,350,789
Provision (reversal) for credit losses		9,189		33,407		1,043,564		457,233		(64,199)		1,436,598
Non-interest expense		2,657,719		1,071,084		46,698,867		(40,193,949)		(649,474)		5,855,444
Depreciation and amortization		8,816		19,322		342,300		529,116		—		871,416

Net income (loss) before tax		186,393		3,404,278		7,027,591		(4,430,834)		(409,426)		2,187,331
Income tax expense (benefit)		47,160		44,888		985,365		(191,269)		(99,165)		694,931

Net income attributable to noncontrolling interest		—		—		—		—		11,701		11,701

Net income (loss) attributable to the Group		139,233		3,359,390		6,042,226		(4,239,565)		(321,962)		1,480,699
US GAAP adjustments		256,082		(3,584,508)		(4,239,565)		—		—		—
Intersegment transactions		6,717		(183,492)		(321,962)		—		—		—

Net income (loss) attributable to the Group	(Won)	402,032	(Won)	(408,610)	(Won)	1,480,699	(Won)	—	(Won)	—	(Won)	1,480,699

Segments’ total assets	(Won)	8,517,262	(Won)	48,041,984	(Won)	294,495,634	(Won)	(15,492,069)	(Won)	(18,030,432)	(Won)	260,973,133

Note:

(1)	Securities brokerage business is conducted through Shinhan Investment Corp. (formerly Good Morning Shinhan Securities).

(2)	Credit card business is conducted through Shinhan Card.

(3)	Includes eliminations for consolidation, intersegment transactions and certain differences in classification under management reporting system.

	2009
	Shinhan Bank
	Retail Banking		Corporate Banking		Treasury & International Business		Other Banking Services		Securities Brokerage Services(1)		Credit Card(2)
	(In millions of Won)
Net interest income	(Won)	2,245,178	(Won)	876,033	(Won)	336,678	(Won)	242,709	(Won)	147,002	(Won)	2,853,957
Non-interest income		669,676		968,840		27,913,513		2,465,668		1,323,276		280,041

Total revenues		2,914,854		1,844,873		28,250,191		2,708,377		1,470,278		3,133,998
Provision (reversal) for credit losses		558,072		465,414		50,960		132,530		135,192		104,910
Non-interest expense		1,750,268		1,216,338		28,057,444		2,225,703		1,256,340		1,887,058
Depreciation and amortization		79,463		7,010		1,270		107,614		21,718		41,476

Net income (loss) before tax		527,051		156,111		140,517		242,530		57,028		1,100,554
Income tax expense (benefit)		156,969		46,494		41,850		72,232		12,844		243,799

Net income attributable to noncontrolling interest		—		—		—		—		—		—

Net income (loss) attributable to the Group		370,082		109,617		98,667		170,298		44,184		856,755
US GAAP adjustments		(90,671)		(250,439)		247,069		11,610		39,585		(216,509)
Intersegment transactions		15,684		(327,712)		59,836		(39,297)		14,447		284,414

Net income (loss) attributable to the Group	(Won)	295,095	(Won)	(468,534)	(Won)	405,572	(Won)	142,611	(Won)	98,216	(Won)	924,660

Segments’ total assets	(Won)	93,012,758	(Won)	37,373,660	(Won)	40,836,217	(Won)	31,014,717	(Won)	7,551,810	(Won)	17,556,352

	2009
	Life Insurance		Other		Subtotal before Elimination		US GAAP Adjustments		Inter- Segment Transactions(3)		Total
	(In millions of Won)
Net interest income	(Won)	419,116	(Won)	(663,136)	(Won)	6,457,537	(Won)	(1,217,995)	(Won)	(18,213)	(Won)	5,221,329
Non-interest income		2,997,633		3,957,527		40,576,174		(34,322,618)		(568,815)		5,684,741

Total revenues		3,416,749		3,294,391		47,033,711		(35,540,613)		(587,028)		10,906,070
Provision (reversal) for credit losses		12,453		131,996		1,591,527		635,409		(25,772)		2,201,164
Non-interest expense		3,166,479		759,233		40,318,863		(33,403,844)		(491,185)		6,423,834
Depreciation and amortization		13,442		46,906		318,899		394,622		—		713,521

Net income (loss) before tax		224,375		2,356,256		4,804,422		(3,166,800)		(70,071)		1,567,551
Income tax expense (benefit)		50,402		26,264		650,854		(181,802)		(45,026)		424,026

Net income attributable to noncontrolling interest		—		—		—		—		9,673		9,673

Net income (loss) attributable to the Group		173,973		2,329,992		4,153,568		(2,984,998)		(34,718)		1,133,852
US GAAP adjustments		(90,485)		(2,635,158)		(2,984,998)		—		—		—
Intersegment transactions		33,881		(75,971)		(34,718)		—		—		—

Net income (loss) attributable to the Group	(Won)	117,369	(Won)	(381,137)	(Won)	1,133,852	(Won)	—	(Won)	—	(Won)	1,133,852

Segments’ total assets	(Won)	10,054,742	(Won)	50,983,388	(Won)	288,383,644	(Won)	(16,355,259)	(Won)	(17,118,469)	(Won)	254,909,916

Note:

(1)	Securities brokerage business is conducted through Shinhan Investment Corp. (formerly Good Morning Shinhan Securities).

(2)	Credit card business is conducted through Shinhan Card.

(3)	Includes eliminations for consolidation, intersegment transactions and certain differences in classification under management reporting system.

	2010
	Shinhan Bank
	Retail Banking		Corporate Banking		Treasury & International Business		Other Banking Services		Securities Brokerage Services(1)		Credit Card(2)
	(In millions of Won)
Net interest income	(Won)	2,758,610	(Won)	1,046,769	(Won)	510,946	(Won)	122,805	(Won)	158,113	(Won)	3,133,483
Non-interest income		562,506		498,129		10,546,258		1,944,021		1,464,612		279,015

Total revenues		3,321,116		1,544,898		11,057,204		2,066,826		1,622,725		3,412,498
Provision (reversal) for credit losses		440,176		385,415		13,887		120,988		21,539		(26,062)
Non-interest expense		1,801,235		803,287		10,603,777		1,568,769		1,387,486		2,219,608
Depreciation and amortization		76,249		6,747		987		76,445		29,651		38,900

Net income (loss) before tax		1,003,456		349,449		438,553		300,624		184,049		1,180,052
Income tax expense (benefit)		212,845		74,123		93,022		63,766		45,159		73,024

Net loss attributable to noncontrolling interest		—		—		—		—		—		—

Net income (loss) attributable to the Group		790,611		275,326		345,531		236,858		138,890		1,107,028
US GAAP adjustments		(334,469)		473,451		266,330		(57,789)		29,322		(150,521)
Intersegment transactions		29,318		28,108		(13,327)		9,411		9,855		32,528

Net income (loss) attributable to the Group	(Won)	485,460	(Won)	776,885	(Won)	598,534	(Won)	188,480	(Won)	178,067	(Won)	989,035

Segments’ total assets	(Won)	109,027,747	(Won)	20,753,183	(Won)	40,927,355	(Won)	34,669,682	(Won)	9,539,649	(Won)	21,096,513

	2010
	Life Insurance		Other		Subtotal before Elimination		US GAAP Adjustments		Inter- Segment Transactions(3)		Total
	(In millions of Won)
Net interest income	(Won)	472,538	(Won)	(611,645)	(Won)	7,591,619	(Won)	(1,396,372)	(Won)	(21,218)	(Won)	6,174,029
Non-interest income		3,455,653		5,120,265		23,870,459		(18,006,004)		(64,920)		5,799,535

Total revenues		3,928,191		4,508,620		31,462,078		(19,402,376)		(86,138)		11,973,564
Provision (reversal) for credit losses		6,343		(109,025)		853,261		(51,106)		(129,163)		672,992
Non-interest expense		3,629,467		893,500		22,907,129		(15,660,307)		50,277		7,297,099
Depreciation and amortization		14,322		16,831		260,132		344,627		—		604,759

Net income (loss) before tax		278,059		3,707,314		7,441,556		(4,035,590)		(7,252)		3,398,714
Income tax expense (benefit)		67,429		43,248		672,616		(34,424)		(61,366)		576,826

Net loss attributable to noncontrolling interest		—		—		—		—		22,634		22,634

Net income (loss) attributable to the Group		210,630		3,664,066		6,768,940		(4,001,166)		76,748		2,844,522
US GAAP adjustments		(371,517)		(3,855,973)		(4,001,166)		—		—		—
Intersegment transactions		(6,859)		(12,286)		76,748		—		—		—

Net income (loss) attributable to the Group	(Won)	(167,746)	(Won)	(204,193)	(Won)	2,844,522	(Won)	—	(Won)	—	(Won)	2,844,522

Segments’ total assets	(Won)	11,956,060	(Won)	60,601,311	(Won)	308,571,500	(Won)	(18,978,038)	(Won)	(19,560,873)	(Won)	270,032,589

Note:

(1)	Securities brokerage business is conducted through Shinhan Investment Corp. (formerly Good Morning Shinhan Securities).

(2)	Credit card business is conducted through Shinhan Card.

(3)	Includes eliminations for consolidation, intersegment transactions and certain differences in classification under management reporting system.